UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2010

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		2/14/2011
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 2010

Form 13F Information Table Entry Total:  	89

Form 13F Information Table Value Total:  	$798,317
					 	(thousands)

List of Other Included Managers: 		NONE


							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES INC		COM			005208103	$694		62,210		SH		SOLE	NONE	62,210
AGRIUM INC		COM			008916108	$1,835		20,000		SH		SOLE	NONE	20,000
AMAZON COM INC		COM			023135106	$6,786		37,700		SH		SOLE	NONE	37,700
ANCESTRY COM INC	COM			032803108	$702		24,800		SH		SOLE	NONE	24,800
APPLE INC		COM			037833100	$22,940		71,120		SH		SOLE	NONE	71,120
ARCH COAL INC		COM			039380100	$6,935		197,800		SH		SOLE	NONE	197,800
ATHENAHEALTH INC	COM			04685W103	$398		9,700		SH		SOLE	NONE	9,700
ATHEROS COMMUNICATIONS	COM			04743P108	$1,767		49,200		SH		SOLE	NONE	49,200
BROADCOM CORP		CL A			111320107	$1,071		24,600		SH		SOLE	NONE	24,600
CF INDS HLDGS INC	COM			125269100	$44,140		326,600		SH		SOLE	NONE	326,600
CALLON PETE CO DEL	COM			13123X102	$294		49,600		SH		SOLE	NONE	49,600
CALPINE CORP		COM NEW			131347304	$800		60,000		SH		SOLE	NONE	60,000
CERNER CORP		COM			156782104	$10,497		110,800		SH		SOLE	NONE	110,800
CHIPOTLE MEXICAN GRILL	COM			169656105	$2,231		10,490		SH		SOLE	NONE	10,490
CINEMARK HOLDINGS INC	COM			17243V102	$25,363		1,471,200	SH		SOLE	NONE	1,471,200
CLEAN ENERGY FUELS CORP	COM			184499101	$138		10,000		SH		SOLE	NONE	10,000
CLIFFS NATURAL RESORCES	COM			18683K101	$21,593		276,800		SH		SOLE	NONE	276,800
CONSOL ENERGY INC	COM			20854P109	$2,403		49,300		SH		SOLE	NONE	49,300
CREE INC		COM			225447101	$2,019		30,645		SH		SOLE	NONE	30,645
CROWN CASTLE INTL CORP	COM			228227104	$3,945		90,000		SH		SOLE	NONE	90,000
D R HORTON INC		COM			23331A109	$8,104		679,300		SH		SOLE	NONE	679,300
DELCATH SYS INC		COM			24661P104	$539		55,000		SH		SOLE	NONE	55,000
DELTA AIR LINES INC DEL	COM NEW			247361702	$13,808		1,095,900	SH		SOLE	NONE	1,095,900
DRAGONWAVE INC		COM			26144M103	$782		92,700		SH		SOLE	NONE	92,700
ENTERPRISE PRDS PRTRS L	COM			293792107	$2,081		50,000		SH		SOLE	NONE	50,000
EQUINIX INC		COM NEW			29444U502	$7,122		87,650		SH		SOLE	NONE	87,650
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	$1,020		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	$501		500,000		PRN		SOLE	NONE	500,000
FINISAR CORP		COM NEW			31787A507	$742		25,000		SH		SOLE	NONE	25,000
FLOTEK INDS INC DEL	COM			343389102	$5,833		1,070,245	SH		SOLE	NONE	1,070,245
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$1,086		1,250,000	PRN		SOLE	NONE	1,250,000
FORD MTR CO DEL		COM PAR $0.01		345370860	$24,372		1,451,600	SH		SOLE	NONE	1,451,600
FOSTER L B CO		COM			350060109	$1,071		26,160		SH		SOLE	NONE	26,160
GAFISA S A		SPONS ADR		362607301	$145		10,000		SH		SOLE	NONE	10,000
GASTAR EXPL LTD		COM NEW			367299203	$108		25,000		SH		SOLE	NONE	25,000
GOOGLE INC		CL A			38259P508	$20,679		34,815		SH		SOLE	NONE	34,815
ILLUMINA INC		COM			452327109	$6,283		99,200		SH		SOLE	NONE	99,200
KB HOME			COM			48666K109	$10,269		761,200		SH		SOLE	NONE	761,200
KODIAK OIL & GAS CORP	COM			50015Q100	$495		75,000		SH		SOLE	NONE	75,000
LENNAR CORP		CL A			526057104	$10,989		586,100		SH		SOLE	NONE	586,100
MARKET VECTORS ETF TR	BRAZL SMCP ETF		57060u613	$1,730		30,000		SH		SOLE	NONE	30,000
MASSEY ENERGY COMPANY	COM			576206106	$38,961		726,200		SH		SOLE	NONE	726,200
MEDCO HEALTH SOLUTIONS	COM			58405U102	$3,070		50,100		SH		SOLE	NONE	50,100
MICRON TECHNOLOGY INC	COM			595112103	$29,132		3,632,400	SH		SOLE	NONE	3,632,400
MICRON TECHNOLOGY INC	COM			595112103	$628		29,900		SH	CALL	SOLE	NONE	29,900
MOHAWK INDS INC		COM			608190104	$14,201		250,200		SH		SOLE	NONE	250,200
MONSANTO CO NEW		COM			61166W101	$3,440		49,400		SH		SOLE	NONE	49,400
MOSAIC CO		COM			61945A107	$36,005		471,523		SH		SOLE	NONE	471,523
NVIDIA CORP		COM			67066G104	$47,524		3,086,000	SH	CALL	SOLE	NONE	3,086,000
NEW YORK TIMES CO	CL A			650111107	$12,946		1,321,000	SH		SOLE	NONE	1,321,000
NUANCE COMMUNICATIONS	COM			67020Y100	$24,790		1,363,610	SH		SOLE	NONE	1,363,610
NVIDIA CORP		COM			67066G104	$420		10,000		SH		SOLE	NONE	10,000
PETROHAWK ENERGY CORP	COM			716495106	$365		20,000		SH		SOLE	NONE	20,000
POTASH CORP SASK INC	COM			73755L107	$2,322		15,000		SH		SOLE	NONE	15,000
PULTE GROUP INC		COM			745867101	$6,424		854,300		SH		SOLE	NONE	854,300
QUALCOMM INC		COM			747525103	$16,782		339,100		SH		SOLE	NONE	339,100
QUALITY SYS INC		COM			747582104	$677		9,700		SH		SOLE	NONE	9,700
QUANTA SVCS INC		COM			74762E102	$37,510		1,883,057	SH		SOLE	NONE	1,883,057
QUANTA SVCS INC		COM			74762E102	$822		14,950		SH	CALL	SOLE	NONE	14,950
RF MICRODEVICES INC	COM			749941100	$731		99,500		SH		SOLE	NONE	99,500
RANGE RES CORP		COM			75281A109	$2,249		50,000		SH		SOLE	NONE	50,000
REGAL ENTMT GROUP	CL A			758766109	$32,029		2,728,200	SH		SOLE	NONE	2,728,200
RYLAND GROUP INC	COM			783764103	$4,162		244,400		SH		SOLE	NONE	244,400
SBA COMMUNICATIONS CORP	COM			78388J106	$4,384		107,085		SH		SOLE	NONE	107,085
SANDISK CORP		COM			80004C101	$15,347		307,800		SH		SOLE	NONE	307,800
SPDR S&P MIDCAP 400 ETF	UTSER1 S&PDCRP		78467Y107	$280		1,700		SH		SOLE	NONE	1,700
TECK RESOURCES LTD	CL B			878742204	$31,119		503,300		SH		SOLE	NONE	503,300
TESCO CORP		COM			88157K101	$912		57,416		SH		SOLE	NONE	57,416
TEXAS ROADHOUSE INC	COM			882681109	$7,062		411,300		SH		SOLE	NONE	411,300
TOLL BROTHERS INC	COM			889478103	$7,507		395,100		SH		SOLE	NONE	395,100
TRANSATLANTIC PETROLEUM	SHS			G89982105	$333		100,000		SH		SOLE	NONE	100,000
TRIQUINT SEMICONDUCTOR	COM			89674K103	$3,479		297,600		SH		SOLE	NONE	297,600
U S AIRWAYS GROUP INC	COM			90341W108	$9,416		940,700		SH		SOLE	NONE	940,700
US BANCORP DEL	C	OM NEW			902973304	$2,659		98,600		SH		SOLE	NONE	98,600
ULTRA PETROLEUM CORP	COM			903914109	$4,734		99,100		SH		SOLE	NONE	99,100
UNDER ARMOUR INC	CL A			904311107	$1,097		20,000		SH		SOLE	NONE	20,000
UNIT CORP		COM			909218109	$2,547		54,800		SH		SOLE	NONE	54,800
UNITED CONTL HLDGS INC	COM			910047109	$49,185		2,064,858	SH		SOLE	NONE	2,064,858
UNITEDHEALTH GROUP INC	COM			91324P102	$285		7,900		SH		SOLE	NONE	7,900
URBAN OUTFITTERS INC	COM			917047102	$7,101		198,300		SH		SOLE	NONE	198,300
VMWARE INC		CL A COM		928563402	$2,632		29,600		SH		SOLE	NONE	29,600
VALE S A		ADR			91912e105	$3,111		90,000		SH		SOLE	NONE	90,000
VEECO INSTRS INC DEL	COM			922417100	$8,055		187,500		SH		SOLE	NONE	187,500
WALTER ENERGY INC	COM			93317Q105	$31,326		245,041		SH		SOLE	NONE	245,041
WATERS CORP		COM			941848103	$5,424		69,800		SH		SOLE	NONE	69,800
WELLS FARGO & CO NEW	COM			949746101	$369		11,900		SH		SOLE	NONE	11,900
WESTPORT INNOVATIONS	COM NEW			960908309	$1,482		80,000		SH		SOLE	NONE	80,000
WHIRLPOOL CORP		COM			963320106	$7,968		89,700		SH		SOLE	NONE	89,700
WHOLE FOODS MKT INC	COM			966837106	$997		19,700		SH		SOLE	NONE	19,700

